                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                   For the Quarter ended September 30, 2001
                                   (unaudited)






                                TABLE OF CONTENTS

                                                                            PAGE

      Investment Portfolio
      For the Quarter ended September 30, 2001  (unaudited)     3-4


      Statement of Assets and Liabilities                        5
      For the Quarter ended September 30, 2001  (unaudited)

      Statement of Operations                                    6
      For the Quarter ended September 30, 2001  (unaudited)

      Statement of Changes in Net Assets                         7
      For the Quarter ended September 30, 2001  (unaudited)

      Statement of Profit and Loss
      For the Quarter ended September 30, 2001  (unaudited)      8

      Notes to Financial Statements                              9-10

                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                        For the Quarter ended September 30, 2001

INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        63.79%

    CAPITAL GOODS                        4.25%
      Sipex Corp.                                 30,000       $193,800
      UQM Technologies                            99,400       $387,660
                                                               ---------
                                                                        $581,460
    CONSUMER SERVICES                    0.76%
      Student Advantage                            100,000     $104,000


    EMERGING ENERGY                      2.4%
      Fuel Cell Energy Inc.                         20,000      $461,800

    FINANCIALS                          4.35%
      First Financial FD Inc Com                    50,000      $594,000

    GREEN ENERGY                         2.17%
      Fuel Cell Energy Inc.                         20,000      $296,200

    HEALTHCARE                          10.15%
     Ascent Pediatrics                             215,969       $92,867
     Atherogenics Inc.                             100,000      $453,000
     OSI Pharmaceuticals                            10,000      $325,000
     Staar Surgical Co.                             85,300      $179,130
     Xoma Ltd.                                      40,000      $337,200
                                                                --------
                                                                      $1,387,197
    HEALTHY LIVING                      9.19%
     While Foods Market Inc.                        40,000     $1,256,400

    INTERNET PRODUCT & SERVICES         8.64%
     Forrester Research Inc.                        25,000      $415,250
     Necentives                                    625,000       $21,875
     Netsolve Inc.                                  65,000      $744,250
                                                                --------
                                                                      $1,181,375
     MEDICAL PRODUCTS                   2.55%
     Conceptus Inc.                                 20,000      $348,000


    TECHNOLOGY                          21.7%
     Aether Systems Inc -Escrow                         779       $4,884
     Aether Systems Inc                               6,482      $40,642
     August Technology                              115,000     $943,000
     LTX Corp                                        60,000     $816,600
     MRO Software                                    50,000     $510,000
     Wave Systems                                   350,000     $591,500
                                                              ----------
                                                                      $2,906,626

    TELECOMMUNICATIONS                     0.46%
     JDS Uniphase                                     10,000   $63,200

  TOTAL COMMON STOCK (Cost $14,388,968)                      $8,718,458



          See auditors'report and notes to financial statements.

                     AH&H Partners Fund Limited Partnership
                             Investment Portfolio
                       For the Quarter ended September 30, 2001


INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS                28.67%

     Carbon Medical Technology                     377,679      $1,982,815
     Carbon Medical Technology                      36,363       $199,997
     Ascent Pediatrics WTS                          61,539          0
     Domania.com Inc.                              535,487        $499,984
     Marathon Technologies - Series B               31,250        $375,000
     Marathon Technologies - Series D               20,833        $249,996
     Molecular Geodesics                           650,000        $216,450
     Sys-Tech Solutions (Common Stock)             149,965         $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777        $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020        $102,000
                                                                 ---------
TOTAL PRIVATE HOLDINGS (COST $3,567,405)                        $3,918,938

CASH & EQUIVALENTS                      7.53%


     Escrow - Cash                                                 $71,855
     Reich & Tang Short Term Money Market Fund                    $957,957
                                                                ----------
Total Cash & Equivalents (Cost $1,029,812)                      $1,029,812

TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $18,986,185)                                         $13,667,208

                                                                ---------







 The accompaning notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                      For the Quarter ended September 30, 2001
                                   (unaudited)



                                                         Quarter Ended
                                                       September 30, 2001
                                                        --------------

  Investments at Market value (Cost Basis $18,986,185)     $13,667,208
  Cash                                                            $100
                                                           -----------
    TOTAL ASSETS                                           $13,667,308
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                     $0
  Accrued Management Fees                                         $0
  Accrued Board of Directors Fees                              $5,000
                                                              --------

TOTAL LIABILITIES                                              $5,000
                                                              --------

NET ASSETS                                                 $13,662,308
                                                           -----------
                                                           -----------

 The accompanying notes are an integral part of these financial statements.

                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                        For the Quarter ended September 30, 2001
                                   (unaudited)



                                                      Quarter Ended
                                                     September 30, 2001
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                            $3,341
         Interest                                             $4,912
                                                       ---------------
      Total Income                                            $8,253
      Expenses:
         Management Fees                                    $35,551
         Board Od Directors Fee                              $5,000
                                                      ---------------
      Total Expenses                                        $40,551

     Net Investment Loss                                   ($32,297)

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Loss                                   ($847,404)
        Net Unrealized Depreciation                       ($4,129,352)
                                                        --------------

     Net Gain/(Loss) on Investments                       ($4,976,757)
                                                        --------------

     NET DECREASE IN NET ASSETS                          ($5,009,054)
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                      For the Quarter ended September 30, 2001
                                   (unaudited)



                                                       Quarter Ended
                                                     September 30, 2001
                                                      --------------
   INCREASE IN NET ASSETS
      Operations:
        Net Investment Loss                                 ($32,297)
        Net Realized Loss                                  ($847,404)
        Net Unrealized Depreciation                      ($4,129,352)
                                                        ---------------
   Net decrease in Net Assets from Operations             ($5,009,054)

   Contributions to Capital                                  $0

   Withdrawals from Capital                                ($552,239)
                                                      ----------------
   INCREASE (DECREASE)IN NET ASSETS                      ($5,561,294)
                                                      ----------------

  Adjusted Net Assets at Beginning of Period,as adjusted  $19,223,602

   NET ASSETS AT END OF PERIOD                            $13,662,308
                                                      ----------------
                                                      ----------------

 The accompanying notes are an integral part of these financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                   For the Quarter ended September 30, 2001
                            (unaudited)



 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner- ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner- ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas- ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ- ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For the Quarter ended September 30, 2001
                                   (unaudited)

 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the Quarter ended September 30, 2001, the Managing General Partner received fees of $35,551 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the quarter ending September 30, 2001 aggregated $169,950 and $928,327 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.